Consolidated Statements of Comprehensive Loss	12 Months Ended
	Jan. 31, 2025 $ / shares	Jan. 31, 2025 CAD ($) shares	Jan. 31, 2024 $ / shares	Jan. 31, 2024 CAD ($) shares	Jan. 31, 2023 $ / shares	Jan. 31, 2023 CAD ($) shares
Operating expenses:
Amortization expense		$ 10,451		$ 15,797		$ 18,918
Consulting fees		123,407		110,000		187,520
General and administrative expense		261,395		118,184		340,975
Impairment of exploration and evaluation assets		0		0		55,885
Mineral exploration costs		65,844		43,258		754,906
Professional fees		116,304		67,961		103,148
Regulatory fees		44,684		36,555		58,320
Salaries, wages and benefits		23,760		34,778		62,441
Share-based compensation		46,376		0		0
Total operating xpenses		(692,221)		(426,533)		(1,582,113)
Other Items
Accretion expense		(38,220)		0		0
Foreign exchange gain (loss)		(10,236)		(21,350)		(24,664)
Foregiveness of debt		24,916		0		0
Interest on notes payable		(177,956)		(189,926)		(162,724)
Net income (loss)		(893,717)		(637,809)		(1,769,501)
Other comprehensive loss
Foreign currency translation		4,711		(70,994)		(28,358)
Comprehensive income (loss)		$ (889,006)		$ (708,803)		$ (1,797,859)
Net income (loss) per share | $ / shares	$ (0.03)		$ (0.03)		$ (0.1)
Weighted average number of shares outstanding | shares		28,469,329		18,288,875		17,971,592